July 19, 2024

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20002

RE:	The Registration Statement filed on Form N-14 under the Securities Act of 1933 (the “1933 Act”) of the New Age Alpha Funds Trust (the “Trust”) (File No. 333-_____)

Ladies and Gentlemen:

On behalf of NAA Large Cap Value Fund, a series of the Trust, we enclose the Registration/Proxy Statement on Form N-14 under the 1933 Act.

If you have any questions concerning the foregoing, please contact Bo J. Howell at (513) 991-8472 or bo@fintechlegal.io.

Very truly yours,

/s/ Bo James Howell
Bo James Howell
Managing Director
FinTech Law, LLC

FinTech Law

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